Intangible Assets and Goodwill - Summary of Intangible Assets and Goodwill (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Additions of intangible assets under development	$ 8,882	$ 8,887
Transfer from intangible assets under development	$ (8,581)	$ (8,512)